Organization and Nature of Operations - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Organization Consolidation Basis Of Presentation Business Description And Accounting Policies [Line Items]
Net loss	¥ (229,776)	$ (31,479)	¥ (301,700)	¥ (328,221)
Net loss	(230,032)	(31,514)	(302,341)	(329,331)
Accumulated deficit	(1,984,851)		(1,754,542)		$ (271,923)
Net cash used in operating activities	157,959	21,639	(88,410)	(173,458)
Cash and cash equivalents, at carrying value	610,877		228,250		83,690
Short-term investments	513,683		57,494		70,374
Restricted short-term deposits	30,295		33,942		4,150
Variable Interest Entity, Primary Beneficiary [Member]
Organization Consolidation Basis Of Presentation Business Description And Accounting Policies [Line Items]
Net loss	66,234	9,074	(5,234)	(38,091)
Net cash used in operating activities	11,695	$ 1,602	14,870	¥ 4,627
Cash and cash equivalents, at carrying value	¥ 6,866		¥ 4,113		$ 941
Variable Interest Entity, Primary Beneficiary [Member] | Revenue Benchmark [Member] | Revenue From Variable Interest Entity And Its Subsidiaries [Member]
Organization Consolidation Basis Of Presentation Business Description And Accounting Policies [Line Items]
Concentration risk, percentage	1.22%	1.22%	7.86%	0.01%
Exclusive Consulting And Service Agreement [Member] | EHang Intelligent Equipment (Guangzhou) Co., Ltd. ("EHang Intelligent" or the "WFOE") [Member]
Organization Consolidation Basis Of Presentation Business Description And Accounting Policies [Line Items]
Percentage of consolidated net profits agreed to pay as a service fee	100.00%	100.00%
Nominee Shareholder [Member] | EHang Intelligent Equipment (Guangzhou) Co., Ltd. ("EHang Intelligent" or the "WFOE") [Member]
Organization Consolidation Basis Of Presentation Business Description And Accounting Policies [Line Items]
Interest-free loans granted, aggregate amount	¥ 60,000
Consulting and service agreement term	The Exclusive Consulting and Service Agreement is valid for 10 years and renewable at the WFOE’s option.	The Exclusive Consulting and Service Agreement is valid for 10 years and renewable at the WFOE’s option.
Variable Interest Entity and Its Subsidaries [Member]
Organization Consolidation Basis Of Presentation Business Description And Accounting Policies [Line Items]
Net loss	¥ 51,893	$ 7,109	¥ 26,013	¥ 47,683